Income and other taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 152,250	$ 46,353	$ 98,169
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	201,000	231,000
Trinidad
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	82,000	70,000
Deferred tax assets	29,000	24,000
New Zealand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	25,000	7,000
Deferred tax assets	7,000	2,000
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	123,000	121,000
Deferred tax assets	$ 30,000	$ 30,000